Leases - Schedule of Lease Related Assets and Liabilities (Details) (10-K) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease assets	$ 856	$ 904	$ 1,086
Current lease liabilities		196	154
Long-term lease liabilities	$ 676	744	940
Operating lease liability		$ 940	$ 1,094
Remaining lease term		4 years 29 days	5 years 29 days
Discount rate		7.88%	7.88%